Form N-1A Supplement	May 01, 2026
NYLI Hedge Multi-Strategy Tracker ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated May 1, 2026 (“Supplement”) to the Fund’s

Summary Prospectus and Prospectus, each dated August 28, 2025, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective immediately, the following changes will be made to the Summary Prospectus and Prospectus: